Note 23 - Financial Information of Colony Bankcorp, Inc. (Parent Only) - Consolidated Statements of Comprehensive Income (Loss), Parent Company (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net Income	$ 11,917,400	$ 7,750,978	$ 8,673,210
Gains (Losses) on Securities Arising During the Year	(2,033,636)	(608,355)	(505,367)
Tax Effect	(427,063)	(206,841)	(171,825)
Change in Unrealized Gain (Loss) on AFS Investment Securities	(2,149,545)	(608,355)	(890,590)
Change in Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects	(1,698,141)	(401,514)	(587,789)
Comprehensive Income	10,219,259	7,349,464	8,085,421
Parent Company [Member]
Net Income	11,917,400	7,750,978	8,673,210
Gains (Losses) on Securities Arising During the Year	(2,033,636)	(608,355)	(505,367)
Tax Effect	427,063	206,841	171,825
Change in Unrealized Gain (Loss) on AFS Investment Securities	(115,909)		(385,223)
Tax Effect	24,341		130,976
Change in Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects	(1,698,141)	(401,514)	(587,789)
Comprehensive Income	$ 10,219,259	$ 7,349,464	$ 8,085,421